Note 3 - Investment Securities (Detail) - Trust Preferred Securities (USD $)	12 Months Ended
	Dec. 31, 2012
Book Value (in Dollars)	$ 500,000
Security A [Member]
Book Value (in Dollars)	1,807,000
Fair Value (in Dollars)	876,000
Unrealized Loss (in Dollars)	931,000
Number of underlying financial institution issuers	48
Number of deferrals and defaults	13
Additional expected deferrals/ defaults*		[1]
Excess Subordination as a percentage of performing collateral**	19.20%	[2]
Security B [Member]
Book Value (in Dollars)	1,733,000
Fair Value (in Dollars)	25,000
Unrealized Loss (in Dollars)	$ 1,708,000
Number of underlying financial institution issuers	41
Number of deferrals and defaults	15
Additional expected deferrals/ defaults*		[1]
Excess Subordination as a percentage of performing collateral**		[2]

[1]	No assessment of these numbers was made for Security A as it was not modeled for cash flows due to its current payment status and its excess subordination. For Security B, this includes issuers for which there is an estimated probability of deferral or default of 50% or greater. None of the remaining performing collateral was projected as a future deferral or default, due to low Texas ratios; one deferring issuer was projected to default.
[2]	Security B is in a support tranche and has no excess subordination.